Visio 2026-2 Trust ABS-15G

Exhibit 99.2 - Schedule 1

Report Pulled:	10/2/2026
Loan Count:	6
Fields Reviewed	Count	Percentage
Total Cash Reserves	1	16.67%

Report Pulled:	10/2/2026
Loan Count:	6
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	XXXX	VISIO202620499	XXXX	Total Cash Reserves	XXXX	XXXX